Intangible Assets:	12 Months Ended
Dec. 31, 2012
Intangible Assets: [Abstract]
Intangible Assets:
(5)	Intangible Assets:

Goodwill is tested for impairment on an annual basis and as events or circumstances change that would more likely than not reduce fair value below its carrying amount. In 2009, the Company determined that its goodwill was other than temporarily impaired, and as a result, the Company determined that goodwill was impaired and charged off $4,989,000 on September 30, 2009.

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2012, December 31, 2011 and December 31, 2010:

Core Deposits
Intangible
Balance, December 31, 2009	$1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance, December 31, 2012	$292

The estimated amortization expense for intangible assets for the subsequent years at December 31, 2012, is as follows:

Core
Deposit Intangible
2013	$162
2014	97
2015	33

Total	$292